Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Treasury Stock	Total
Balance at Dec. 31, 2023	$ 1,047	$ 49,545	$ 16,842,037	$ (13,730,705)		$ 3,161,924
Balance (in Shares) at Dec. 31, 2023	10,463,363	495,454,546
Balance (in Shares) at Dec. 31, 2023
Stock-based compensation			2,246,033			2,246,033
Conversion of Series A Preferred Stock into Common Stock	$ (462)	$ 46,154	(45,692)
Conversion of Series A Preferred Stock into Common Stock (in Shares)	(4,615,426)	461,542,570
Net loss				(5,775,951)		(5,775,951)
Balance at Dec. 31, 2024	$ 585	$ 95,699	19,042,378	(19,506,656)		(367,994)
Balance (in Shares) at Dec. 31, 2024	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2024
Stock-based compensation			23,193			23,193
Net loss				(576,123)		(576,123)
Balance at Mar. 31, 2025	$ 585	$ 95,699	19,065,571	(20,082,779)		(920,924)
Balance (in Shares) at Mar. 31, 2025	5,847,937	956,997,116
Balance at Dec. 31, 2024	$ 585	$ 95,699	19,042,378	(19,506,656)		(367,994)
Balance (in Shares) at Dec. 31, 2024	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2024
Net loss						(1,335,461)
Balance at Jun. 30, 2025	$ 585	$ 95,699	19,081,548	(20,842,117)		(1,664,285)
Balance (in Shares) at Jun. 30, 2025	5,847,937	956,997,116
Balance at Dec. 31, 2024	$ 585	$ 95,699	19,042,378	(19,506,656)		(367,994)
Balance (in Shares) at Dec. 31, 2024	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2024
Stock-based compensation			39,170			39,170
Net loss				(2,544,887)		(2,544,887)
Balance at Dec. 31, 2025	$ 585	$ 95,699	19,081,548	(22,051,543)		(2,873,711)
Balance (in Shares) at Dec. 31, 2025	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2025
Balance at Mar. 31, 2025	$ 585	$ 95,699	19,065,571	(20,082,779)		(920,924)
Balance (in Shares) at Mar. 31, 2025	5,847,937	956,997,116
Stock-based compensation			15,977			15,977
Net loss				(759,338)		(759,338)
Balance at Jun. 30, 2025	$ 585	$ 95,699	19,081,548	(20,842,117)		(1,664,285)
Balance (in Shares) at Jun. 30, 2025	5,847,937	956,997,116
Balance at Dec. 31, 2025	$ 585	$ 95,699	19,081,548	(22,051,543)		(2,873,711)
Balance (in Shares) at Dec. 31, 2025	5,847,937	956,997,116
Shares issued in respect of future services		$ 2,000	198,000			200,000
Shares issued in respect of future services (in Shares)		20,000,000
Net loss				(638,666)		(638,666)
Balance at Mar. 31, 2026	$ 585	$ 97,699	19,279,548	(22,690,209)		(3,312,377)
Balance (in Shares) at Mar. 31, 2026	5,847,937	976,997,116
Balance at Dec. 31, 2025	$ 585	$ 95,699	19,081,548	(22,051,543)		(2,873,711)
Balance (in Shares) at Dec. 31, 2025	5,847,937	956,997,116
Balance (in Shares) at Dec. 31, 2025
Net loss						(1,263,809)
Balance at Jun. 30, 2026	$ 585	$ 97,699	19,279,548	(23,315,352)		(3,937,520)
Balance (in Shares) at Jun. 30, 2026	5,847,937	976,997,116
Balance at Mar. 31, 2026	$ 585	$ 97,699	19,279,548	(22,690,209)		(3,312,377)
Balance (in Shares) at Mar. 31, 2026	5,847,937	976,997,116
Net loss				(625,143)		(625,143)
Balance at Jun. 30, 2026	$ 585	$ 97,699	$ 19,279,548	$ (23,315,352)		$ (3,937,520)
Balance (in Shares) at Jun. 30, 2026	5,847,937	976,997,116